Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 1,599,906	$ 4,073,440
Customers [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Number of customer	5
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	39.00%	20.00%	70.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	15.00%	19.00%	30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	14.00%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	10.00%	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers Five [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	10.00%	12.00%
China [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Cash balance (in Dollars)	$ 56,031	$ 154,311
Insured bank account	70,595			¥ 500,000
Not insured amount (in Dollars)
Suppliers One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	25.00%	75.00%	72.00%
Suppliers Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	21.00%	11.00%	12.00%
Suppliers Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	20.00%
Suppliers Four [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk, percentage	18.00%